Provisions	12 Months Ended
Dec. 31, 2023
Additional provisions, other provisions [abstract]
Provisions
24. Provisions
24.1 Details of provisions as of December 31, 2022 and 2023, are as follows:

	December 31, 2022		December 31, 2023
	(In millions of Korean won)
Provisions for credit losses of unused loan commitments	￦	342,182	￦	379,666
Provisions for credit losses of acceptances and guarantees		153,529		183,454
Provisions for credit losses of financial guarantee contracts		2,955		6,500
Provisions for restoration costs		159,033		155,214
Others		276,002		719,584

	￦	933,701	￦	1,444,418

24.2 Changes in provisions for credit losses of unused loan commitments, and acceptances and guarantees for the years ended December 31, 2022 and 2023, are as follows:

	2022
	Provisions for credit losses of unused loan commitments						Provisions for credit losses of acceptances and guarantees
	12-month expected credit losses		Lifetime expected credit losses				12-month expected credit losses		Lifetime expected credit losses
			Non- impaired		Impaired				Non- impaired		Impaired
	(In millions of Korean won)
Beginning	￦	153,997	￦	146,619	￦	8,024	￦	27,397	￦	82,170	￦	11,537
Transfer between stages:
Transfer to 12-month expected credit losses		41,314		(40,375)		(939)		1,144		(1,144)		—
Transfer to lifetime expected credit losses		(19,232)		19,848		(616)		(355)		1,016		(661)
Impairment		(338)		(1,705)		2,043		(9)		(142)		151
Provision (reversal) for credit losses		2,587		25,743		2,738		(1,689)		33,983		(3,262)
Others (exchange differences, etc.)		1,557		937		(20)		418		2,841		134

Ending	￦	179,885	￦	151,067	￦	11,230	￦	26,906	￦	118,724	￦	7,899

	2023
	Provisions for credit losses of unused loan commitments						Provisions for credit losses of acceptances and guarantees
	12-month expected credit losses		Lifetime expected credit losses				12-month expected credit losses		Lifetime expected credit losses
			Non- impaired		Impaired				Non- impaired		Impaired
	(In millions of Korean won)
Beginning	￦	179,885	￦	151,067	￦	11,230	￦	26,906	￦	118,724	￦	7,899
Transfer between stages:
Transfer to 12-month expected credit losses		60,499		(58,210)		(2,289)		(3,573)		(421)		3,994
Transfer to lifetime expected credit losses		(17,814)		18,142		(328)		(356)		457		(101)
Impairment		(476)		(2,177)		2,653		—		(113)		113
Provision (reversal) for credit losses		8,946		26,988		(553)		7,708		28,401		(7,603)
Others (exchange differences, etc.)		1,634		508		(39)		164		1,149		106

Ending	￦	232,674	￦	136,318	￦	10,674	￦	30,849	￦	148,197	￦	4,408

24.3 Changes in provisions for credit losses of financial guarantee contracts for the years ended December 31, 2022 and 2023, are as follows:

	2022		2023
	(In millions of Korean won)
Beginning	￦	5,351	￦	2,955
Provision (reversal)		(2,396)		3,545
Others		—		—

Ending	￦	2,955	￦	6,500

24.4 Changes in provisions for restoration costs for the years ended December 31, 2022 and 2023, are as follows:

	2022		2023
	(In millions of Korean won)
Beginning	￦	152,186	￦	159,033
Provision		17,270		6,885
Reversal		210		(3,681)
Used		(23,916)		(14,534)
Unwinding of discount		2,725		6,177
Effect of changes in discount rate		10,558		1,334

Ending	￦	159,033	￦	155,214

Provisions for restoration costs are the present value of estimated costs to be incurred for the restoration of the leased properties. The expenditure of the restoration cost will be incurred at the end of each lease contract, and the lease period is used to reasonably estimate the time of expenditure. Also, the average restoration expense based on actual three-year historical data and three-year historical average inflation rate are used to estimate the present value of estimated costs.

24.5 Changes in other provisions for the years ended December 31, 2022 and 2023, are as follows:

	2022
	Membership rewards program		Dormant accounts		Litigations		Others		Total
	(In millions of Korean won)
Beginning	￦	22,902	￦	3,062	￦	55,168	￦	109,174	￦	190,306
Increase		84		2,666		62,611		56,798		122,159
Decrease		(22,940)		(2,934)		(4,252)		(6,337)		(36,463)

Ending	￦	46	￦	2,794	￦	113,527	￦	159,635	￦	276,002

	2023
	Membership rewards program		Dormant accounts		Litigations		Others *		Total
	(In millions of Korean won)
Beginning	￦	46	￦	2,794	￦	113,527	￦	159,635	￦	276,002
Increase		64		4,686		78,392		391,849		474,991
Decrease		(63)		(4,121)		(10,358)		(19,602)		(34,144)
Others		—		—		4,106		(1,371)		2,735

Ending	￦	47	￦	3,359	￦	185,667	￦	530,511	￦	719,584

*	Includes ￦ 333,290 million of other provisions for the microfinance support program